Commitments and Contingencies - Schedule of Minimum Lease Payments (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2020	$ 50,672
2021	54,201	$ 80,806
2022	35,236	54,201
2023	35,371	35,236
2024	35,508	35,371
2025	35,231	35,508
Thereafter	448,546	483,777
Operating leases future minimum lease payments	$ 694,765	$ 724,899